Group balance sheet - GBP (£) £ in Millions		Sep. 30, 2018	Mar. 31, 2018 [1]
Non-current assets
Intangible assets		£ 14,618	£ 14,455
Property, plant and equipment		17,234	17,000
Derivative financial instruments		1,467	1,312
Investments		13,569	13,354
Associates and joint ventures		43	38
Trade and other receivables		436	317
Contract assets	[2]	239
Deferred tax assets		1,003	1,326
Non current assets		48,609	47,802
Current assets
Programme rights		727	272
Inventories		305	239
Trade and other receivables		3,570	4,029
Contract assets	[2]	1,321
Assets held for sale		88
Current tax receivable		77	77
Derivative financial instruments		311	197
Investments		3,494	3,224
Cash and cash equivalents		421	521
Current assets		10,314	8,559
Current liabilities
Loans and other borrowings		4,290	2,298
Derivative financial instruments		53	50
Trade and other payables		5,771	7,190
Contract liabilities	[2]	1,343
Current tax liabilities		211	83
Provisions		607	603
Current liabilities		12,275	10,224
Total assets less current liabilities		46,648	46,137
Non-current liabilities
Loans and other borrowings		15,317	13,038
Derivative financial instruments		706	787
Contract liabilities	[2]	121
Retirement benefit obligations		5,280	6,847
Other payables		1,563	1,326
Deferred tax liabilities		1,176	1,340
Provisions		486	452
Non current liabilities		24,649	23,790
Equity
Share capital		2,172	2,172
Share premium		8,000	8,000
Other reserves		1,384	1,241
Retained earnings		10,443	10,934
Total equity		21,999	22,347
Total equity and Liabilities		£ 46,648	£ 46,137

[1]	Restatement to reflect the update to our retirement benefit obligation. See Note 2 to the condensed consolidated financial statements
[2]	Contract assets and contract liabilities arise following the adoption of IFRS 15 on 1 April 2018. See note 1 to the condensed consolidated financial statements.